Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2023	2022
Cost	$6,918,765	$6,906,771
Accumulated depreciation	(4,580,677)	(4,603,433)
	$2,338,088	$2,303,338
Rig equipment	2,094,510	2,083,446
Rental equipment	16,066	15,977
Other equipment	9,236	11,465
Vehicles	2,333	3,380
Buildings	45,827	38,949
Assets under construction	126,872	117,535
Land	43,244	32,586
	$2,338,088	$2,303,338

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2021	$5,968,316	$103,181	$178,717	$34,680	$119,519	$67,884	$31,424	$6,503,721
Additions	63,058	587	517	—	141	122,271	—	186,574
Acquisitions	32,796	—	—	900	1,457	—	2,347	37,500
Disposals	(71,912)	(7,538)	(8,358)	(873)	(9,461)	2	(2,187)	(100,327)
Reclassifications	74,148	—	188	—	—	(74,336)	—	—
Foreign exchange	268,056	224	4,345	1,295	2,667	1,714	1,002	279,303
Balance, December 31, 2022	6,334,462	96,454	175,409	36,002	114,323	117,535	32,586	6,906,771
Additions	24,158	102	151	—	612	199,937	—	224,960
Acquisitions	118,965	—	1,500	500	8,960	—	11,040	140,965
Disposals	(127,979)	—	(9,681)	(3,058)	(214)	(39)	(10)	(140,981)
Reclassifications	172,300	—	6,038	—	2,038	(180,376)	—	—
Asset decommissioning	(78,367)	—	—	—	—	—	—	(78,367)
Foreign exchange	(119,329)	(75)	(2,988)	(748)	(886)	(10,185)	(372)	(134,583)
Balance, December 31, 2023	$6,324,210	$96,481	$170,429	$32,696	$124,833	$126,872	$43,244	$6,918,765

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2021	$3,894,131	$82,584	$161,629	$31,476	$75,510	$—	$—	$4,245,330
Depreciation expense	250,885	5,196	6,894	875	4,252	—	—	268,102
Disposals	(66,452)	(7,522)	(8,357)	(873)	(5,793)	—	—	(88,997)
Foreign exchange	172,452	219	3,778	1,144	1,405	—	—	178,998
Balance, December 31, 2022	4,251,016	80,477	163,944	32,622	75,374	—	—	4,603,433
Depreciation expense	268,532	12	9,070	924	4,237	—	—	282,775
Disposals	(122,823)	—	(9,681)	(2,788)	(133)	—	—	(135,425)
Asset decommissioning	(68,775)	—	—	—	—	—	—	(68,775)
Foreign exchange	(98,250)	(74)	(2,140)	(395)	(472)	—	—	(101,331)
Balance, December 31, 2023	$4,229,700	$80,415	$161,193	$30,363	$79,006	$—	$—	$4,580,677